Prepaid expenses and other assets (Tables)	12 Months Ended
Dec. 31, 2018
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Prepaid expenses and other assets

	December 31, 2018	December 31, 2017

Prepaid expenses	$27,285	$13,816
Amounts prepaid to related parties (Note 22)	2,928	35,736
	$30,213	$49,552